Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net loss applicable to shareholders of ordinary shares (in Dollars)	[1]	$ (7,804)	$ (4,598)		$ (2,201)
Denominator:
Shares of ordinary share used in computing basic net loss per share (in Shares)	[1]	655,123	91,114	[2],[3]	51,032	[2],[3]
Shares of ordinary share used in computing diluted net loss per share (in Shares)	[1]	655,123	91,114	[2],[3]	51,032	[2],[3]
Net loss per share of ordinary share, basic	[1]	$ (11.91)	$ (50.44)	[2],[3]	$ (43.16)	[2],[3]
Net loss per share of ordinary share diluted	[1]	$ (11.91)	$ (50.44)	[2],[3]	$ (43.16)	[2],[3]

[1]	except share and per share data
[2]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.
[3]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024.